Prepaid Expenses and Other Current Assets, Net (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)
Prepaid Expenses and Other Current Assets, Net [Line Items]
Prepaid amount	¥ 3,600,000
Annual interest rate	6.00%	6.00%
Provision for credit losses	¥ 4,050,273	$ 568,316
Bad debt expense	211,962	29,742
Bad debt write off			¥ 25,494	¥ 25,493